ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 16,100	$ 7,400	$ 500	$ 16,085	$ 7,368